Management of Financial Risks	12 Months Ended
Dec. 31, 2019
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Management of Financial Risks
Note 24: Management of Financial Risks
The principal financial instruments of the Company are comprised of financial assets, cash, and investment securities. The purpose of managing these instruments is to allow the business activities of the Company to be financed. It is not the Company’s policy to subscribe to financial instruments for speculative purposes. The Company does not utilize derivatives.
The principal risks to which the Company is exposed are liquidity risk, interest rate risk and credit risk.
Liquidity Risk
As of December 31, 2019, the Company had €172.0 million in cash and cash equivalents compared to €122.8 million of cash and cash equivalents as of December 31, 2018. The Company has incurred operating losses and negative cash flows from operations since inception. Net cash used in operating activities was €(128.5) million for the year ended December 31, 2019 and €(136.6) million for the year ended December 31, 2018. For the year ended December 31, 2019, the Company had a net loss of €153.6 million.
The Company has primarily funded these losses through equity financings, and, to a lesser extent, by obtaining public assistance in support of innovation and reimbursements of research tax credit. To date, the Company has not generated any product revenue and the Company continues to prepare for the potential launch of its Viaskin Peanut product candidate in North America, which we expect in the second half of 2020, if approved.
In October 2019, the Company announced the FDA’s acceptance for review of its Biologics License Application for Viaskin
™
Peanut, with a target action date, provided by the FDA, of August 5, 2020. In February 2020, the Company announced that the FDA had announced an Allergenic Products Advisory Committee meeting to be held on May 15, 2020 to discuss the BLA for Viaskin
™
Peanut. On March 16, 2020, the Company announced that the FDA has informed the Company that during the FDA’s ongoing review of the BLA, the FDA has identified questions regarding efficacy, including the impact of patch-site adhesion. Therefore, the Advisory Committee meeting to discuss the BLA will no longer take place as previously scheduled on May 15, 2020. the Company is in communication with the FDA regarding the potential submission, as part of the ongoing BLA review, of additional information on patch-site adhesion from the Company’s clinical program as well as on the long-term efficacy results from the three-year open-label extension trial, PEOPLE. At this time, the Company has received no additional information regarding the timeline of the BLA review and believes the target action date of August 5, 2020 remains unchanged. However, the submission of additional information to the FDA may constitute a major amendment to the BLA and could extend the target action date.
The Company expects operating losses to continue for the foreseeable future. Based on its current operations, plans and assumptions, current cash-on-hand
and cash equivalents, including the €136.4 million net proceeds from the offering in the first quarter of 2020, after deducting commissions and estimated offering expenses, are projected to be sufficient to fund the Company’s operating plan into the first quarter of 2021.
The Company expects that it will need to raise additional capital in the future as it commercializes Viaskin Peanut, if approved, and continues to discover and develop other product candidates using its Viaskin Platform. The Company may seek to finance its future cash needs through a combination of public or private equity or debt financings, collaborations, license and development agreements and other forms of non-dilutive
financings. However, no assurance can be given at this time as to whether the Company will be able to achieve these financing objectives.
The financial statements have been prepared on a going concern basis, assuming that the Company will be successful in its financing objectives. As such, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Company not be able to continue as a going concern.
Long-term collaboration agreement Risk
The Company may not generate the sales and financial results estimated at the time the commitments were made as reflected in the projected budget at completion. Given the number of factors that could affect the cost structure and profitability of a clinical study compared to initial estimates, and the difficulties in implementing appropriate management control procedures designed to identify and adjust for any budget change, significant additional costs could be incurred or certain collaboration agreements could underperform. An inability to anticipate these risks accurately and thus to contain costs could be significantly penalize the Company result.
Foreign Exchange Risk
The Company is exposed to foreign exchange risk inherent in some of its supplies obtained in the United States, which have been invoiced in U.S. dollars. As of the date of these financial statements, the Company does not have revenues in dollars nor in any other currency other than the euro. Due to the relatively low level of these expenditures, the Company believes its exposure to foreign exchange risk is unlikely to have a material adverse impact on its results of operations or financial position. The Company’s exposure to currencies other than the U.S. dollar is negligible.
For 2019, approximately 25% of the Company’s purchases and other external expenses have been made in U.S. dollars compared with 34% in 2018 and less than 12% in 2017. Exchange rate effects have a non-significant
impact on its consolidated net position. The Company plans to adopt a hedging policy to minimize the impact of currency fluctuations on its financial results. As a result, the Company intends to use hedging derivatives to reduce its exposure to foreign exchange risk. These instruments will be intended either to cover foreign currency debts and trade receivables, or to cover highly likely budgetary exposures and/or firm commitments. At this time, the Company has not put in place any hedging instruments.